Risk Management Section - Equities Unrealised Gains and Losses in the AFS portfolio (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrealised gain losses on securities [line items]
Gross unrealised gains		€ 2,478
Gross unrealised losses		(4)
Total		€ 2,474
Financial assets at fair value through other comprehensive income, category [member] | In accordance with IFRS 9 [member]
Unrealised gain losses on securities [line items]
Gross unrealised gains	€ 1,923
Gross unrealised losses	8
Total	€ 1,914